DIVIDENDS	12 Months Ended
Dec. 31, 2020
DIVIDENDS [abstract]
Disclosure of dividends

13.   DIVIDENDS

	2018	2019	2020

Dividend per ordinary share:
2020 interim dividend - HK$0.20 (2019: interim dividend HK$0.33, 2018: interim dividend HK$0.30) per ordinary share	11,890	13,260	7,744
2019 final dividend - HK$0.45 (2018: final dividend HK$0.40, 2017: Final dividend HK $0.30) per ordinary share	11,633	15,713	18,107

2020 final dividend proposed at HK$0.25 per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year	15,713	18,107	9,314

Pursuant to the Enterprise Income Tax Law of the People’s Republic of China and related laws and regulations, the Company is regarded as a Chinese Resident Enterprise, and thus is required to withhold corporate income tax at the rate of 10% when it distributes dividends to its non-resident enterprise (as defined in the "Enterprise Income Tax Law of the People’s Republic of China") shareholders, with effect from the distribution of the 2008 final dividend. In respect of all shareholders whose names appear on the Company’s register of members and who are not individuals (including HKSCC Nominees Limited, corporate nominees or trustees such as securities companies and banks, and other entities or organizations, which are all considered as non-resident enterprise shareholders), the Company will distribute the dividend after deducting corporate income tax of 10%.